Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
Clawback Policy
We believe that it is in our best interests and that of our shareholders to create and maintain a culture that emphasizes integrity and accountability and therefore, in compliance with SEC and Nasdaq rules, we adopted a clawback policy that is administered by the compensation committee and which provides for the recoupment of certain executive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the federal securities laws. Our clawback policy provides for the mandatory reimbursement or recovery, from current and former officers, of excess incentive-based compensation that was erroneously awarded during the three years preceding the date that we are required to prepare certain accounting restatements of our financial statements.
As previously disclosed, in March 2024, we identified errors in the financial statements and related disclosures in our Quarterly Reports on Form 10-Q for the quarter ended March 31, 2023, for the six months ended June 30, 2023 and nine months ended September 30, 2023 and revised these financial statements in our Annual Report on Form 10-K for the year ended December 31, 2023, after which, management concluded that no adjustments to executive compensation were required because no compensation was paid to the executive officers under performance-based compensation awards pursuant to any performance goals impacted by the revisions and, therefore, that there was no excess incentive-based compensation to recover.